INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As at December 31
	2023	2024	2024
	RMB	RMB	US$
Customer relationships	621,159	621,159	85,098
Patents and technologies	60,900	60,900	8,343
Trademarks and domain names	497,968	498,001	68,226
Software and copyrights	82,168	115,095	15,768
Others	4,134	4,529	621
	1,266,329	1,299,684	178,056
Less: accumulated amortization
Customer relationships	(228,561)	(326,665)	(44,753)
Patents and technologies	(27,913)	(38,063)	(5,215)
Trademarks and domain names	(120,281)	(169,975)	(23,286)
Software and copyrights	(51,459)	(66,333)	(9,088)
Others	(3,637)	(3,768)	(516)
	(431,851)	(604,804)	(82,858)
Intangible assets, net	834,478	694,880	95,198

Schedule of amortization expense of intangible assets

	RMB	US$
2025	170,753	23,393
2026	167,108	22,894
2027	153,554	21,037
2028	52,562	7,201
2029 and thereafter	150,903	20,673
Total	694,880	95,198